Pension and Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans
Reconciliation of the beginning and ending balances of the benefit obligation and the fair value of plan assets

	Qualified and Non-qualified
	Pension Benefits				Postretirement
	United States		International		Benefits
(Millions)	2015	2014	2015	2014	2015	2014
Change in benefit obligation
Benefit obligation at beginning of year	$16,452	$13,967	$6,979	$6,346	$2,462	$2,017
Acquisitions/Transfers in	—	—	94	—	—	—
Service cost	293	241	154	141	75	65
Interest cost	655	676	206	252	98	97
Participant contributions	—	—	9	10	14	18
Foreign exchange rate changes	—	—	(589)	(663)	(22)	(11)
Plan amendments	—	(266)	(6)	3	(211)	—
Actuarial (gain) loss	(657)	2,874	(274)	1,128	(80)	415
Medicare Part D Reimbursement	—	—	—	—	1	1
Benefit payments	(874)	(1,039)	(232)	(235)	(122)	(140)
Settlements, curtailments, special termination benefits and other	(13)	(1)	(19)	(3)	1	—
Benefit obligation at end of year	$15,856	$16,452	$6,322	$6,979	$2,216	$2,462
Change in plan assets
Fair value of plan assets at beginning of year	$14,643	$13,889	$5,957	$5,758	$1,436	$1,405
Acquisitions/Transfers in	—	—	8	—	—	—
Actual return on plan assets	100	1,749	287	813	36	148
Company contributions	113	45	151	165	3	5
Participant contributions	—	—	9	10	14	18
Foreign exchange rate changes	—	—	(498)	(554)	—	—
Benefit payments	(874)	(1,039)	(232)	(235)	(122)	(140)
Settlements, curtailments, special termination benefits and other	(16)	(1)	(13)	—	—	—
Fair value of plan assets at end of year	$13,966	$14,643	$5,669	$5,957	$1,367	$1,436
Funded status at end of year	$(1,890)	$(1,809)	$(653)	$(1,022)	$(849)	$(1,026)

Amounts recognized in the Consolidated Balance Sheet

	Qualified and Non-qualified
	Pension Benefits				Postretirement
	United States		International		Benefits
(Millions)	2015	2014	2015	2014	2015	2014
Amounts recognized in the Consolidated Balance Sheet as of Dec. 31,
Non-current assets	$3	$3	$185	$43	$—	$—
Accrued benefit cost
Current liabilities	(47)	(46)	(10)	(10)	(3)	(4)
Non-current liabilities	(1,846)	(1,766)	(828)	(1,055)	(846)	(1,022)
Ending balance	$(1,890)	$(1,809)	$(653)	$(1,022)	$(849)	$(1,026)

Amounts recognized in accumulated other comprehensive income

	Qualified and Non-qualified
	Pension Benefits				Postretirement
	United States		International		Benefits
(Millions)	2015	2014	2015	2014	2015	2014
Amounts recognized in accumulated other comprehensive income as of Dec. 31,
Net transition obligation (asset)	$—	$—	$(2)	$(3)	$—	$—
Net actuarial loss (gain)	5,366	5,462	1,610	2,200	815	914
Prior service cost (credit)	(227)	(251)	(68)	(93)	(270)	(102)
Ending balance	$5,139	$5,211	$1,540	$2,104	$545	$812

Amounts relating to pension plans with accumulated benefit obligations in excess of plan assets

The following amounts relate to pension plans with accumulated benefit obligations in excess of plan assets as of December 31:

	Qualified and Non-qualified Pension Plans
	United States		International
(Millions)	2015	2014	2015	2014
Projected benefit obligation	$15,856	$16,435	$2,382	$2,588
Accumulated benefit obligation	14,834	15,319	2,149	2,335
Fair value of plan assets	13,966	14,623	1,566	1,636

Components of net periodic benefit cost (benefit)

Components of net periodic cost and other amounts recognized in other comprehensive income

Net periodic benefit cost is recorded in cost of sales, selling, general and administrative expenses, and research, development and related expenses. Components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in other comprehensive income for the years ended December 31 follow:

	Qualified and Non-qualified
	Pension Benefits						Postretirement
	United States			International			Benefits
(Millions)	2015	2014	2013	2015	2014	2013	2015	2014	2013
Net periodic benefit cost (benefit)
Service cost	$293	$241	$258	$154	$141	$147	$75	$65	$80
Interest cost	655	676	598	206	252	238	98	97	88
Expected return on plan assets	(1,069)	(1,043)	(1,046)	(308)	(312)	(291)	(91)	(90)	(90)
Amortization of transition (asset) obligation	—	—	—	(1)	(1)	(1)	—	—	—
Amortization of prior service cost (benefit)	(24)	4	5	(13)	(16)	(16)	(42)	(47)	(66)
Amortization of net actuarial (gain) loss	409	243	399	144	121	153	73	56	95
Net periodic benefit cost (benefit)	$264	$121	$214	$182	$185	$230	$113	$81	$107
Settlements, curtailments, special termination benefits and other	2	—	—	(6)	4	2	1	—	—
Net periodic benefit cost (benefit) after settlements, curtailments, special termination benefits and other	$266	$121	$214	$176	$189	$232	$114	$81	$107
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Amortization of transition (asset) obligation	—	—	—	1	1	1	—	—	—
Prior service cost (benefit)	—	(266)	—	10	3	3	(212)	—	(20)
Amortization of prior service cost (benefit)	24	(4)	(5)	13	16	16	42	47	66
Net actuarial (gain) loss	312	2,167	(743)	(270)	592	(294)	(23)	358	(313)
Amortization of net actuarial (gain) loss	(409)	(243)	(399)	(144)	(121)	(153)	(73)	(56)	(95)
Foreign currency	—	—	—	(174)	(215)	(47)	(1)	(1)	(2)
Total recognized in other comprehensive (income) loss	$(73)	$1,654	$(1,147)	$(564)	$276	$(474)	$(267)	$348	$(364)
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	$193	$1,775	$(933)	$(388)	$465	$(242)	$(153)	$429	$(257)

Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over next fiscal year

Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over the next fiscal year

	Qualified and Non-qualified
	Pension Benefits		Postretirement
(Millions)	United States	International	Benefits
Amortization of transition (asset) obligation	$—	$(1)	$—
Amortization of prior service cost (benefit)	(24)	(13)	(55)
Amortization of net actuarial (gain) loss	354	90	62
Total amortization expected over the next fiscal year	$330	$76	$7

Weighted-average assumptions used to determine benefit obligations and net cost

Weighted-average assumptions used to determine benefit obligations as of December 31

	Qualified and Non-qualified Pension Benefits						Postretirement
	United States			International			Benefits
	2015	2014	2013	2015	2014	2013	2015	2014	2013

Discount rate	4.47%	4.10%	4.98%	3.12%	3.11%	4.02%	4.48%	4.07%	4.83%
Compensation rate increase	4.10%	4.10%	4.00%	2.90%	3.33%	3.35%	N/A	N/A	N/A

Weighted-average assumptions used to determine net cost for years ended December 31

	Qualified and Non-qualified Pension Benefits						Postretirement
	United States			International			Benefits
	2015	2014	2013	2015	2014	2013	2015	2014	2013

Discount rate	4.10%	4.98%	4.14%	3.11%	4.02%	3.78%	4.07%	4.83%	4.00%
Expected return on assets	7.75%	7.75%	8.00%	5.90%	5.83%	5.87%	6.91%	7.11%	7.19%
Compensation rate increase	4.10%	4.00%	4.00%	3.33%	3.35%	3.31%	N/A	N/A	N/A

Estimated future pension and postretirement benefit payments

Future Pension and Postretirement Benefit Payments

The following table provides the estimated pension and postretirement benefit payments that are payable from the plans to participants.

	Qualified and Non-qualified
	Pension Benefits		Postretirement
(Millions)	United States	International	Benefits
2016 Benefit Payments	$987	$205	$141
2017 Benefit Payments	997	215	156
2018 Benefit Payments	1,008	228	172
2019 Benefit Payments	1,017	241	153
2020 Benefit Payments	1,029	250	155
Next five years	5,187	1,480	797

United States Qualified and Non-qualified Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair values of the assets held by the plans by asset category

The fair values of the assets held by the U.S. pension plans by asset class are as follows:

	Fair Value Measurements Using Inputs Considered as						Fair Value at
(Millions)	Level 1		Level 2		Level 3		Dec. 31,
Asset Class	2015	2014	2015	2014	2015	2014	2015	2014
Equities
U.S. equities	$1,897	$1,766	$—	$—	$—	$—	$1,897	$1,766
Non-U.S. equities	1,149	1,214	—	—	—	—	1,149	1,214
Index and long/short equity funds*							578	607
Total Equities	$3,046	$2,980	$—	$—	$—	$—	$3,624	$3,587
Fixed Income
U.S. government securities	$1,095	$1,032	$456	$590	$—	$—	$1,551	$1,622
Non-U.S. government securities	—	7	126	381	—	—	126	388
Preferred and convertible securities	4	6	8	9	—	—	12	15
U.S. corporate bonds	9	8	2,820	2,889	—	—	2,829	2,897
Non-U.S. corporate bonds	—	—	616	566	—	—	616	566
Derivative instruments	(1)	6	40	126	—	—	39	132
Other*							11	32
Total Fixed Income	$1,107	$1,059	$4,066	$4,561	$—	$—	$5,184	$5,652
Private Equity
Derivative instruments	$—	$—	$—	$—	$(106)	$(74)	$(106)	$(74)
Growth equity	24	15	—	—	—	—	24	15
Partnership investments*							2,450	2,561
Total Private Equity	$24	$15	$—	$—	$(106)	$(74)	$2,368	$2,502
Absolute Return
Derivative instruments	$—	$—	$(5)	$—	$—	$—	$(5)	$—
Fixed income and other	253	26	46	52	—	—	299	78
Hedge fund/fund of funds*							1,409	1,807
Partnership investments*							355	288
Total Absolute Return	$253	$26	$41	$52	$—	$—	$2,058	$2,173
Cash and Cash Equivalents
Cash and cash equivalents	$102	$287	$6	$86	$—	$—	$108	$373
Cash and cash equivalents, valued at net asset value*							783	531
Total Cash and Cash Equivalents	$102	$287	$6	$86	$—	$—	$891	$904
Total	$4,532	$4,367	$4,113	$4,699	$(106)	$(74)	$14,125	$14,818
Other items to reconcile to fair value of plan assets							$(159)	$(175)
Fair value of plan assets							$13,966	$14,643

International Qualified and Non-qualified Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair values of the assets held by the plans by asset category

The fair values of the assets held by the international pension plans by asset class are as follows:

	Fair Value Measurements Using Inputs Considered as						Fair Value at
(Millions)	Level 1		Level 2		Level 3		Dec. 31,
Asset Class	2015	2014	2015	2014	2015	2014	2015	2014
Equities
Growth equities	$718	$672	$195	$176	$—	$—	$913	$848
Value equities	494	595	27	23	—	—	521	618
Core equities	31	19	671	624	4	4	706	647
Equities, valued at net asset value*							17	18
Total Equities	$1,243	$1,286	$893	$823	$4	$4	$2,157	$2,131
Fixed Income
Domestic government	$283	$87	$346	$533	$4	$3	$633	$623
Foreign government	—	45	206	670	—	—	206	715
Corporate debt securities	30	1	661	701	10	12	701	714
Fixed income securities, valued at net asset value*							770	863
Total Fixed Income	$313	$133	$1,213	$1,904	$14	$15	$2,310	$2,915
Private Equity
Real estate	$1	$3	$5	$5	$4	$4	$10	$12
Real estate, valued at net asset value*							126	119
Partnership investments*							24	23
Total Private Equity	$1	$3	$5	$5	$4	$4	$160	$154
Absolute Return
Derivatives	$(2)	$—	$15	$(4)	$—	$—	$13	$(4)
Insurance	—	—	—	—	456	476	456	476
Other	—	—	4	10	3	3	7	13
Other, valued at net asset value*							1	3
Hedge funds*							119	117
Total Absolute Return	$(2)	$—	$19	$6	$459	$479	$596	$605
Cash and Cash Equivalents
Cash and cash equivalents	$126	$161	$347	$29	$—	$—	$473	$190
Cash and cash equivalents, valued at net asset value*							1	3
Total Cash and Cash Equivalents	$126	$161	$347	$29	$—	$—	$474	$193
Total	$1,681	$1,583	$2,477	$2,767	$481	$502	$5,697	$5,998
Other items to reconcile to fair value of plan assets							$(28)	$(41)
Fair value of plan assets							$5,669	$5,957

Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair values of the assets held by the plans by asset category

The fair values of the assets held by the postretirement benefit plans by asset class are as follows:

	Fair Value Measurements Using Inputs Considered as						Fair Value at
(Millions)	Level 1		Level 2		Level 3		Dec. 31,
Asset Class	2015	2014	2015	2014	2015	2014	2015	2014
Equities
U.S. equities	$508	$565	$—	$—	$—	$—	$508	$565
Non-U.S. equities	59	56	—	—	—	—	59	56
Index and long/short equity funds*							49	55
Total Equities	$567	$621	$—	$—	$—	$—	$616	$676
Fixed Income
U.S. government securities	$71	$68	$192	$186	$—	$—	$263	$254
Non-U.S. government securities	—	—	8	17	—	—	8	17
U.S. corporate bonds	—	—	153	146	—	—	153	146
Non-U.S. corporate bonds	—	—	35	34	—	—	35	34
Derivative instruments	—	—	2	5	—	—	2	5
Other*							—	1
Total Fixed Income	$71	$68	$390	$388	$—	$—	$461	$457
Private Equity
Derivative instruments	$—	$—	$—	$—	$(4)	$(3)	$(4)	$(3)
Growth equity	1	1	—	—	—	—	1	1
Partnership investments*							136	162
Total Private Equity	$1	$1	$—	$—	$(4)	$(3)	$133	$160
Absolute Return
Fixed income and other	$10	$1	$2	$2	$—	$—	$12	$3
Hedge fund/fund of funds*							54	66
Partnership investments*							14	10
Total Absolute Return	$10	$1	$2	$2	$—	$—	$80	$79
Cash and Cash Equivalents
Cash and cash equivalents	$38	$33	$—	$3	$—	$—	$38	$36
Cash and cash equivalents, valued at net asset value*							30	20
Total Cash and Cash Equivalents	$38	$33	$—	$3	$—	$—	$68	$56
Total	$687	$724	$392	$393	$(4)	$(3)	$1,358	$1,428
Other items to reconcile to fair value of plan assets							$9	$8
Fair value of plan assets							$1,367	$1,436